Borrowings - Additional Information (Details) SFr in Millions							12 Months Ended
	Jun. 01, 2021 USD ($)	Jun. 01, 2021 EUR (€)	Jun. 03, 2020 USD ($)	May 29, 2020 USD ($)	Mar. 26, 2020 USD ($)	Jun. 18, 2018 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Apr. 01, 2021 USD ($)	Apr. 01, 2021 EUR (€)	May 29, 2020 EUR (€)	May 29, 2020 CHF (SFr)	Mar. 26, 2020 CHF (SFr)	Jun. 18, 2018 EUR (€)
Disclosure Of Detailed Information About Borrowings [Line Items]
Payment of terminal amount							$ 3,167,000	$ 16,529,000	$ 1,967,000
Outstanding borrowings							$ 0.0	$ 3,330,000	$ 3,838,000
Plain English Growth Capital Promissory Note | TriplePoint
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan received						$ 6,000,000.0									€ 5,200,000
Interest rate						9.75%									9.75%
Payment of terminal amount	$ 400,000	€ 300,000
Percentage of promissory notes paid						6.25%									6.25%
Maturity year						3 years
Frequency of principal repayments							monthly installments
Date of first required repayment						Jan. 01, 2019
Plain English Growth Capital Promissory Note | TriplePoint | Prime Rate
Disclosure Of Detailed Information About Borrowings [Line Items]
Adjusted interest rate						4.75%									4.75%
COVID Loans | Credit Suisse | SOPHiA GENETICS SA
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan received				$ 1,000,000.0	$ 500,000								SFr 1.0	SFr 0.5
Interest rate				1.175%	0.00%							1.175%	1.175%	0.00%
Frequency of principal repayments							eight equal semi-annual installments
Date of first required repayment					Sep. 26, 2021
Maturity date				Jan. 31, 2021	Mar. 26, 2025
Loan repayment date					Mar. 26, 2021
COVID Loans | Credit Agricole Pyrénées Gascogne | SOPHiA GENETICS SAS
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan received				$ 1,600,000								€ 1,400,000
Interest rate				0.00%								0.00%	0.00%
Maturity date				May 31, 2021
State guarantee fee				0.25%								0.25%	0.25%
COVID Loans under PPP | Citizens Bank | SOPHiA GENETICS, Inc.
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan received			$ 800,000
Interest rate			1.00%
Frequency of principal repayments							twelve monthly installments
Date of first required repayment			Jul. 03, 2021
Maturity date			Jun. 03, 2022
Credit Facility | Credit Suisse
Disclosure Of Detailed Information About Borrowings [Line Items]
Interest rate										3.95%	3.95%
Frequency of principal repayments							installations over 36 months
Maximum borrowings										$ 3,300,000	€ 2,700,000
Outstanding borrowings							$ 0